DEFERRED REVENUE (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
DEFERRED REVENUE.
Deferred revenue	$ 12,593	$ 7,087	$ 3,904
Less: current portion of deferred revenue	(8,600)	(4,077)
Non-current portion of deferred revenue	$ 3,993	$ 3,010